THE MAINSTAY FUNDS

MainStay Small Cap Value Fund
MainStay Mid Cap Value Fund

Supplement dated August 11, 2008 (“Supplement”)
to the Statement of Additional Information dated February 28, 2008 (“SAI”)

This Supplement updates certain information contained in the above-dated SAI for the MainStay Small Cap Value Fund and the MainStay Mid Cap Value Fund (“Funds”). You may obtain copies of the Prospectus and the Statement of Additional Information applicable to the Funds free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782) or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available via the Funds’ website at mainstayinvestments.com. Please review this important information carefully.

The “Portfolio Managers” section beginning on page 79 of the SAI is revised to amend the information for Mark T. Spellman and add information for Jordan Alexander and Stephen Friscia. Information for the portfolio managers below is provided as of June 30, 2008.

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER(as in the current SAI)	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Jordan Alexander	Small Cap Value Fund	None	-0-	-0-	-0-	-0-	-0-
Stephen Friscia	Small Cap Value Fund	None	-0-	-0-	-0-	-0-	-0-
Mark T. Spellman*	Mid Cap Value Fund	1 RIC $ 383,926,792	-0-	18 Accounts $443,486,711	-0-	-0-	2 Accounts $154,268,371
*Does not include Mr. Spellman’s management of the Small Cap Value Fund.

As of June 30, 2008, the dollar range of Fund securities beneficially owned by Mr. Alexander, Mr. Friscia and Mr. Spellman, respectively, in the Funds ($0, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, or over $1,000,000) was as follows:

PORTFOLIO MANAGER	FUND	$ RANGE OF OWNERSHIP
Jordan Alexander	None	$0
Stephen Friscia	None	$0
Mark T. Spellman	Mid Cap Value Fund	$10,001—$50,000

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY GROUP OF FUNDS

MainStay Small Cap Value Fund
MainStay Mid Cap Value Fund

Supplement dated August 11, 2008 (“Supplement”)
to the MainStay Equity Funds Prospectus dated February 28, 2008 (“Prospectus”)

This Supplement updates certain information contained in the Prospectus for the MainStay Small Cap Value Fund and the MainStay Mid Cap Value Fund (the “Funds”). You may obtain copies of the Prospectus and the Statement of Additional Information applicable to the Funds free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782) or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available via the Funds’ website at mainstayinvestments.com. Please review this important information carefully.

1. Effective August 11, 2008, the “Portfolio Managers” section on page 120 of the Prospectus is revised to remove Mark T. Spellman as the portfolio manager for the Small Cap Value Fund and amend the portfolio manager listing for the Fund as follows:

Small Cap Value Fund - Jordan Alexander and Stephen Friscia

2. Effective August 11, 2008, the “Portfolio Manager Biographies” section beginning on page 120 of the Prospectus is amended to revise the biography of Mark T. Spellman and add the biographies of Jordan Alexander and Stephen Friscia as follows:

Jordan D. Alexander, CFA, CPA Mr. Alexander joined MacKay Shields in August 2008 as a Managing Director. Immediately prior to joining MacKay Shields, he was a portfolio manager with Bear Stearns Asset Management from June 2006 through July 2008. Prior to that, Mr. Alexander was a portfolio manager at BKF Asset Management Inc. from December 2003 through June 2006; a senior analyst at Palisade Capital Management from June 2003 through December 2003; a portfolio manager and research analyst at Evergreen Investment Management Company, LLC from September 1998 through June 2003; an Associate Research Analyst at PaineWebber, Inc. from August 1995 through September 1998; and a Senior Financial Analyst and Auditor at Arthur Andersen & Co., LLP from July 1990 through August 1995. He earned a BA from Binghamton University and an MBA from New York University - Stern School of Business. He holds the Chartered Financial Analyst and Certified Public Accountant designations.

Stephen A. Friscia, Jr., CFA Mr. Friscia joined MacKay Shields in August 2008 as a Managing Director. Immediately prior to joining MacKay Shields, he was a portfolio manager with Bear Stearns Asset Management from June 2006 through July 2008. Prior to that, Mr. Friscia was a portfolio manager at BKF Asset Management Inc. from December 2003 through June 2006; a senior analyst at Palisade Capital Management from June 2003 through December 2003; and a co-portfolio manager, equity research analyst, fixed income securities analyst and accountant at Evergreen Investment Management Company, LLC from April 1993 through May 2003. Mr. Friscia earned a BS from State University of New York New Paltz and an MBA from Pace University - Lubin School of Business. He holds the Chartered Financial Analyst designation.

Mark T. Spellman Mr. Spellman has been a portfolio manager of the Mid Cap Value Fund since October 2005 and previously managed the Small Cap Value Fund from January 2007 through August 2008. Mr. Spellman joined MacKay Shields in 1996; he is currently a Managing Director and a senior member of the Value Equity Division. Prior to joining MacKay Shields, Mr. Spellman was a research analyst at Deutsche Morgan Grenfell/C.J. Lawrence and a portfolio manager with Prudential Equity Management Associates. Mr. Spellman is a graduate of Boston College. Mr. Spellman has 18 years of investment management experience.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.